Operating And Reporting Segments (Schedule of interest expense depreciation & amortization additions & UE income (loss)) (Details) - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2014		Nov. 30, 2013		Nov. 30, 2012
Segment Reporting Information [Line Items]
Lennar Homebuilding interest expense		$ 201,539		$ 214,256		$ 181,385
Total depreciation and amortization		79,123		63,908		57,393
Total net additions (disposals) to operating properties and equipment		(21,338)		(118,928)		2,822
Property, plant and equipment, net		143,164		181,423
Homebuilding East [Member]
Segment Reporting Information [Line Items]
Lennar Homebuilding interest expense		65,437		65,123		60,026
Total depreciation and amortization		10,860		8,955		6,039
Total net additions (disposals) to operating properties and equipment		350		97		597
Equity in earnings (loss) from unconsolidated entities		2,254		678		542
Homebuilding Central [Member]
Segment Reporting Information [Line Items]
Lennar Homebuilding interest expense		24,593		28,534		24,765
Total depreciation and amortization		5,568		3,569		2,165
Total net additions (disposals) to operating properties and equipment		578		201		114
Equity in earnings (loss) from unconsolidated entities		(131)		(87)		(514)
Homebuilding West [Member]
Segment Reporting Information [Line Items]
Lennar Homebuilding interest expense		58,999		63,106		49,096
Total depreciation and amortization		14,533		10,594		9,225
Total net additions (disposals) to operating properties and equipment		6,719		(128,058)	[1]	724
Equity in earnings (loss) from unconsolidated entities	[2]	(1,647)		22,039		(25,415)
Homebuilding Southeast Florida [Member]
Segment Reporting Information [Line Items]
Lennar Homebuilding interest expense		21,307		19,237		17,282
Total depreciation and amortization		3,039		2,047		1,889
Total net additions (disposals) to operating properties and equipment		(42,780)	[3]	78		4
Equity in earnings (loss) from unconsolidated entities		(576)		(152)		(961)
Homebuilding Houston [Member]
Segment Reporting Information [Line Items]
Lennar Homebuilding interest expense		14,914		16,412		13,800
Total depreciation and amortization		3,252		2,647		1,692
Total net additions (disposals) to operating properties and equipment		6		0		0
Equity in earnings (loss) from unconsolidated entities		121		2,079		(35)
Homebuilding Other [Member]
Segment Reporting Information [Line Items]
Lennar Homebuilding interest expense		16,289		21,844		16,416
Total depreciation and amortization		5,729		4,213		3,228
Total net additions (disposals) to operating properties and equipment		1,042		561		193
Equity in earnings (loss) from unconsolidated entities		(376)		(754)		(289)
Lennar Homebuilding [Member]
Segment Reporting Information [Line Items]
Lennar Homebuilding interest expense		201,539		214,256		181,385
Equity in earnings (loss) from unconsolidated entities	[4],[5]	(355)		23,803		(26,672)
Lennar Financial Services [Member]
Segment Reporting Information [Line Items]
Lennar Financial Services interest income, net		6,585		5,154		3,697
Total depreciation and amortization		4,539		2,755		2,863
Total net additions (disposals) to operating properties and equipment		4,502		3,648		960
Rialto Investments [Member]
Segment Reporting Information [Line Items]
Total depreciation and amortization		7,367		5,588		6,998
Total net additions (disposals) to operating properties and equipment		4,361		4,052		0
Equity in earnings (loss) from unconsolidated entities		59,277		22,353		41,483
Lennar Multifamily [Member]
Segment Reporting Information [Line Items]
Total depreciation and amortization		595		484		0
Total net additions (disposals) to operating properties and equipment		1,907		92		12
Equity in earnings (loss) from unconsolidated entities	[6]	14,454		(271)		(4)
Property, plant and equipment, net		15,740		0
Corporate And Unallocated [Member]
Segment Reporting Information [Line Items]
Total depreciation and amortization		23,641		23,056		23,294
Total net additions (disposals) to operating properties and equipment		1,977		401		218
Homebuilding West Joint Venture [Member]
Segment Reporting Information [Line Items]
Equity in earnings (loss) from unconsolidated entities		4,680
Company's share of valuation adjustments related to assets of unconsolidated entities		4,587				12,145
Homebuilding West Joint Venture [Member] | Homebuilding West [Member]
Segment Reporting Information [Line Items]
Equity in earnings (loss) from unconsolidated entities				$ 19,769
Company's share of valuation adjustments related to assets of unconsolidated entities		4,250				$ 12,145
Operating Property Sale [Member] | Homebuilding West [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net		127,054
Operating Property Sale [Member] | Homebuilding Southeast Florida [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net		$ 44,100

[1]	For the year ended November 30, 2013, net disposals of operating properties and equipment included the sale of an operating property with a basis of $127.1 million
[2]	For the year ended November 30, 2014, Lennar Homebuilding equity in loss from unconsolidated entities related primarily to the Company's share of operating losses of the Company's Lennar Homebuilding unconsolidated entities, which included $4.3 million of the Company's share of valuation adjustments related to assets of Lennar Homebuilding's unconsolidated entities, partially offset by the Company's share of operating earnings of $4.7 million related to third-party land sales by one unconsolidated entity. For the year ended November 30, 2013, Lennar Homebuilding equity in earnings from unconsolidated entities included $19.8 million of equity in earnings primarily as a result of sales of homesites to third parties by one unconsolidated entity. For the year ended November 30, 2012, equity in loss from unconsolidated entities related primarily to the Company's share of operating losses of the Company's Lennar Homebuilding unconsolidated entities, which included $12.1 million of the Company's share of valuation adjustments primarily related to assets of Lennar Homebuilding unconsolidated entities.
[3]	For the year ended November 30, 2014, net disposals to operating properties and equipment included the sale of an operating property with a basis of $44.1 million.
[4]	For the year ended November 30, 2014, Lennar Homebuilding equity in loss from unconsolidated entities related primarily to the Company's share of operating losses of Lennar Homebuilding unconsolidated entities, which included $4.6 million of valuation adjustments related to assets of Lennar Homebuilding's unconsolidated entities, partially offset by $4.7 million of equity in earnings as a result of third-party land sales by one unconsolidated entity. For the year ended November 30, 2013, Lennar Homebuilding equity in earnings from unconsolidated entities included $19.8 million of equity in earnings primarily as a result of sales of homesites to third parties by one unconsolidated entity. For the year ended November 30, 2012, Lennar Homebuilding equity in loss from unconsolidated entities included $12.1 million of valuation adjustments primarily related to strategic asset sales at Lennar Homebuilding's unconsolidated entities.
[5]	Lennar Homebuilding equity in earnings (loss) from unconsolidated entities included $4.6 million and $12.1 million of the Company’s share of valuation adjustments related to assets of unconsolidated entities for the years ended November 30, 2014 and 2012, respectively.
[6]	For the year ended November 30, 2014, Lennar Multifamily equity in earnings from unconsolidated entities included Lennar Multifamily's share of gains totaling $14.7 million related to the sale of two operating properties by unconsolidated entities. The Company’s share of profits and cash distributions from the sales of the two operating properties was higher compared to the Company’s ownership interests in the two unconsolidated entities due to the achievement of specified internal rate of return milestones.